Deposits (Maturity Schedule of Time Deposits) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Banking and Thrift [Abstract]
2021	¥ 997,891
2022	177,285
2023	229,131
2024	56,387
2025	292,061
Thereafter	0
Total	¥ 1,752,755	¥ 1,409,158